Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000235244_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000235244_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.37%
C000230605_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000230605_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.25%
C000230604_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000230604_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.25%
C000235243_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000235243_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.37%
C000230603_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000230603_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.25%
C000230602_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000230602_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.25%
C000244837_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%
C000244837_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.30%
C000244837_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.35%
C000244833_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.06%
C000244833_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.41%
C000244833_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.74%
C000244835_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%
C000244835_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.64%
C000244835_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.65%
C000244836_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%
C000244836_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.30%
C000244836_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.35%
C000244838_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%
C000244838_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.96%
C000244838_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.96%
C000244834_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%
C000244834_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.96%
C000244834_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.96%
C000235244_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.13%
C000235244_NoLoadClassMember_2024-07-01_2025-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.22%
C000235244_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.55%
C000235244_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.72%
C000230605_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%
C000230605_NoLoadClassMember_2024-07-01_2025-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.87%)
C000230605_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.52%
C000230605_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.33%)
C000230604_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.43%
C000230604_NoLoadClassMember_2024-07-01_2025-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.15%)
C000230604_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.84%
C000230604_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.72%)
C000235243_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.94%
C000235243_NoLoadClassMember_2024-07-01_2025-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%
C000235243_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%
C000235243_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.38%
C000230603_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.96%
C000230603_NoLoadClassMember_2024-07-01_2025-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%
C000230603_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.43%
C000230603_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.81%
C000230602_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.84%
C000230602_NoLoadClassMember_2024-07-01_2025-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.05%)
C000230602_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%
C000230602_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.50%)
C000244837_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.49%
C000244837_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.99%
C000244837_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.80%
C000244837_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000244837_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.93%
C000244837_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.19%
C000244833_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.83%
C000244833_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.53%
C000244833_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.07%
C000244835_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.07%
C000244835_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.16%
C000244835_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.43%
C000244836_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%
C000244836_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.37%
C000244836_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.06%
C000244836_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.22%
C000244836_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.15%
C000244836_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.01%
C000244838_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.19%
C000244838_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.95%
C000244838_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.91%
C000244838_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%
C000244838_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.04%
C000244838_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.12%
C000244834_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.20%
C000244834_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.02%
C000244834_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.08%
C000244834_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.21%
C000244834_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.11%
C000244834_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.89%